PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in ) generated from operating activities	¥ (229,766)	$ (35,212)	¥ (195,347)	¥ (38,591)
Net cash generated (used in) from investing activities	(533,885)	(81,822)	(1,071,507)	(1,000,355)
Net cash used in financing activities	1,138,302	174,454	513,268	1,203,042
Cash at beginning of the year	74,307
Cash at end of the year	334,264	51,229	74,307
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in ) generated from operating activities	9,041	1,386	(31,460)	(5,024)
Net cash generated (used in) from investing activities	(7,468)	(1,145)	311,716	294,551
Net cash used in financing activities			(280,483)	(284,824)
Exchange rate effect on cash	(34)	(5)	45	(7,085)
Net (decrease) increase in cash	1,539	236	(182)	(2,382)
Cash at beginning of the year	540	83	722	3,104
Cash at end of the year	¥ 2,079	$ 319	¥ 540	¥ 722